VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2011
VARIABLE INTEREST ENTITIES

4. VARIABLE INTEREST ENTITIES

The Group is the primary beneficiary of certain VIEs, including i) Shanghai IT and Huopu Cloud which were designed by the Group to comply with PRC regulations that prohibit direct foreign ownership of businesses that operate online games in the PRC, and ii) Fire Rain, Wanyouyl and Mengxiang Hulian, which are start-up research and development companies (“R&D VIEs”) developing games funded by the Group.

Shanghai IT and Huopu Cloud

Shanghai IT is a VIE whose shares were previously held by the Company’s chief executive officer and a vice president, and its shares are now held by the vice president and another employee of the Company. Shanghai IT holds an Internet Content Provider (“ICP”) license and other licenses for online game provision and collects revenue on behalf of the Group for its online games. Shanghai IT also provides other game operating support services and website solutions. Shanghai Jiucheng Advertisement was established by Shanghai IT in April 2007. The Company does not have any direct ownership interest in Shanghai IT, or Shanghai Jiucheng Advertisement (collectively “Shanghai IT”). For the operation of WoW, subsidiaries of the Company entered into master agreements with Shanghai IT, who merely acted as the provider of domain name granted by the Company and Internet content provider. The Group’s games other than WoW are operated by Shanghai IT. The9 Computer, a wholly-owned subsidiary of the Company, entered into an exclusive technical service agreement to provide technical service to Shanghai IT. In addition, The9 Computer entered into a series of agreements with the equity owners including equity pledge agreements and call option agreements which effectively assigned virtually all of the equity owners’ rights to the Company, including the right to declare dividends and an option to acquire all of the equity shares of Shanghai IT. In November 2011, the Company’s chief executive officer transferred his equity interest and assigned all his respective rights and obligations with respect to the loans to another employee of the Group.

In December 2010, Huopu Cloud was established in the PRC by two of the Company’s employees at the direction of the Company. As foreign-invested companies are prohibited or restricted from providing online game services in the PRC, the Group planned to perform certain online game operations and provide website solutions through Huopu Cloud. Since the Group did not have any equity interest in Huopu Cloud, the Group, through The9 Computer, entered into a series of agreements with Huopu Cloud and its equity owners, pursuant to which the Group is entitled to receive effectively all economic benefits generated from the equity interests in Huopu Cloud. The series of agreements included (i) equity pledge agreements under which the equity owners pledged all of their equity interests in Huopu Cloud as guarantee of their obligations under the loan agreement, (ii) call option agreements under which the equity owners granted The9 Computer an option to transfer all or part of the equity interests in Huopu Cloud to The9 Computer or its designee to the extent permitted by the PRC law, (iii) shareholder voting proxy agreements which effectively assigned virtually all of the equity owners’ rights to the Company, including all voting rights and the right to declare dividends, (iv) an exclusive technical service agreement under which The9 Computer shall provide technical services to Huopu Cloud exclusively for a service fee, and (v) loan agreements under which The9 Computer extended interest-free loans of a total of RMB50 million to the equity owners for their respective capital contributions in Huopu Cloud. The equity owners effectively acted on behalf of the Company to fund the required capital contributions from the Company into Huopu Cloud. For operation of certain games, Huopu Cloud acted as the provider of domain name granted by the Company and it may perform part of operating work.

As a result of the afore-mentioned contractual arrangements, the Group has the power to direct the activities that most significantly impact the economic success of Shanghai IT and Huopu Cloud and effectively assumes the obligation to absorb losses and has exclusive rights to receive benefits that are significant to Shanghai IT and Huopu Cloud. Accordingly, the Group is the primary beneficiary of Shanghai IT and Huopu Cloud and has included these entities in its consolidated financial statements since their establishment.

PRC laws and regulations currently limit foreign ownership of companies that provide Internet content services, which include operating online games. In addition, foreign invested enterprises are currently not eligible to apply for the required licenses for operating online games in the PRC. The Company is incorporated in the Cayman Islands and is considered a foreign entity under the PRC laws. Due to restrictions on foreign ownership of the provision of online games, the Company is dependent on the licenses held by Shanghai IT to conduct its online games business through its subsidiary in the PRC. Shanghai IT holds the necessary licenses and approvals that are essential for the online game business. The9 Computer has entered into contractual arrangements with Shanghai IT for use of its relevant licenses and websites. Shanghai IT is principally owned by certain shareholder and employee of the Company. Pursuant to certain other agreements and undertakings, the Company in substance controls Shanghai IT. In the opinion of the Company’s directors, the Company’s current ownership structures and its contractual arrangements with Shanghai IT, and its equity owners as well as its operations, are in compliance with all existing PRC laws and regulations. However, there may be changes and other developments in the PRC laws and regulations or their interpretation. Specifically following the recent promulgation of the GAPP Circular, it is unclear whether the authorities will deem our VIE structure and contractual arrangements with Shanghai IT as an “indirect or disguised” way by foreign investors to gain control over or participate in domestic online game operators, and challenge our VIE structure accordingly. Accordingly, the Company cannot be assured that the PRC government authorities will not take a view in the future contrary to the opinion of the Company’s directors. If the current ownership structures of the Group and its contractual arrangements with Shanghai IT are found to be in violation of any existing or future PRC laws or regulations, the Group may be required to restructure its ownership structure and operations in the PRC to comply with changing or new PRC laws and regulations.

The Group has concluded that the aforementioned contractual arrangements are legally enforceable and provide the Group with full control of the VIEs. However, the aforementioned contractual arrangements with the VIEs and their respective shareholders are subject to risks and uncertainties:

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The VIEs and their respective shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual arrangements.

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The VIEs or their shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIEs or the Group, mandate a change in ownership structure or operations for the VIEs or the Group, restrict the VIEs or the Group’s use of financing sources or otherwise restrict the VIEs or the Group’s ability to conduct business.

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The aforementioned contractual agreements may be unenforceable or difficult to enforce. The equity pledge agreements may not be properly registered or may be deemed improperly registered or the VIEs or the Group may fail to meet other requirements. Even if the agreements are enforceable, they may be difficult to enforce given the uncertainties in the PRC legal system.

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The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIEs have failed to comply with the legal obligations required to effectuate such contractual arrangements.

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It may be difficult to finance the VIEs by means of loans or capital contributions. Loans from our offshore parent company to the VIEs must be approved by the relevant PRC government body and such approval may be difficult or impossible to obtain. Because the VIEs are domestic PRC enterprises owned by our nominee shareholders, we are not likely to finance their activities by means of direct capital contributions as well.

R&D VIEs

Fire Rain, Wanyouyl and Mengxiang Hulian are game studios located in different cities in the PRC. Fire Rain and Wanyouyl have been primarily engaged in the development of MMORPGs since 2009 and Mengxiang Hulian has started the development of web and mobile game since 2011. The Group had arrangements with each of Fire Rain, Wanyouyl and Mengxiang Hulian whereby the Group provided substantial financial support and obtained equity interests in these entities. These entities are primarily involved in developing online games which the Group has acquired or has an option to acquire exclusive licenses in Mainland China or worldwide for the game under development. As of December 31, 2010 and 2011, the Group held equity interest of 25% of Fire Rain and 20% of Wanyouyl, respectively. As of December 31, 2011, the Group effectively held 20% of Mengxiang Hulian.

Under the above arrangements with the R&D VIEs, the Group has the power to make decisions that significantly affect the entities’ operations and effectively assumed a majority of economic risks associated with these entities, and has the obligation to absorb losses and the right to receive returns that are significant to these entities. As such, the Group is the primary beneficiary of these entities and has included them in its consolidated financial statements since their respective dates of incorporation.

Summary financial information of the VIE subsidiaries included in the accompanying consolidated financial statements before elimination of intercompany balances and transactions are as follows:

	December 31, 2010	December 31, 2011	December 31, 2011
	RMB	RMB	US$ (Note 3)
Total assets	141,428,028	55,783,086	8,863,040
Total liabilities	265,829,394	248,540,735	39,489,146

	December 31, 2009	December 31, 2010	December 31, 2011	December 31, 2011
	RMB	RMB	RMB	US$ (Note 3)

Revenue	802,074,406	107,447,650	104,859,164	16,660,443
Net loss	(79,376,759)	(72,685,391)	(54,324,661)	(8,631,319)